Offerings - Offering: 1	May 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.25 per share
Amount Registered | shares	400,000
Proposed Maximum Offering Price per Unit	7.11
Maximum Aggregate Offering Price	$ 2,844,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 435.42
Offering Note	[Amount Registered] Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 shall also cover any additional shares of common stock, par value $1.25 per share (the "Common Stock") of Enviri Corporation (the "Registrant") that may be offered or issued under the Enviri Corporation 2016 Non-Employee Directors' Long-Term Equity Compensation Plan, as amended (the "Plan") by reason of any stock dividend, stock split, recapitalization or any other similar transaction. 400,000 represents additional shares of the Common Stock authorized for issuance under the Plan. [Maximum Aggregate Offering Price] Estimated solely for the purpose of calculating the registration fee and computed pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, based upon the average of the high and low prices of the Registrant's Common Stock on the New York Stock Exchange on May 2, 2025, which was $7.11.